Business Combination (Tables)	12 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Schedule of Purchase Price	The purchase price was allocated on the date of acquisition as follows:
RMB

Cash and cash equivalents	3,515
Other current assets	604
Property and equipment, net	279
Intangible assets	3,120
Operating lease right-of-use assets	166
Goodwill	7,389
Operating lease liabilities, current portion	(149)
Other current liabilities	(13,082)
Total purchase consideration	1,842

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB

Cash and cash equivalents	93,450
Short-term investments	20,000
Accounts receivable, net	23,100
Other current assets	24,968
Property and equipment, net	7,488
Newly identified intangible assets (IP Rights)	49,000
Newly identified intangible assets (channel relationship)	19,000
Goodwill	187,598
Other non-current assets	7,423
Short-term borrowings	(14,500)
Other current liabilities	(22,223)
Other non-current liabilities	(1,155)
Deferred tax liabilities	(17,000)
Non-controlling interests-equity	(93,041)
Non-controlling interests- mezzanine equity	(40,999)
Total purchase consideration	243,109
Total purchase price is comprised of:
-Cash	200,000
-Fair value of previously held equity interests	43,109
Total	243,109

Schedule of Supplemental Pro Forma Information	It is based on historical information and does not purport to represent the actual results that may have occurred had the Company consummated the acquisitions on July 1, 2023, nor is it necessarily indicative of future results of operations of the consolidated enterprises:
	For the years ended June 30,
	2024	2025
	RMB	RMB

Pro forma total net revenues	3,921,965	2,823,284
Pro forma net income	404,094	336,936